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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 61.2%
		Advertising: 0.0%
12,627		Harte-Hanks, Inc.	$162,383
3,159	@	inVentiv Health, Inc.	70,951
			233,334
		Aerospace/Defense: 2.2%
124	@	AAR Corp.	3,078
2,400	@	BE Aerospace, Inc.	73,080
6,300		Boeing Co.	457,443
4,100		Cubic Corp.	147,600
788		Curtiss-Wright Corp.	27,422
3,807	@	Esterline Technologies Corp.	188,180
20,600	@, L	Gencorp, Inc.	118,656
662		Kaman Corp.	16,557
10,900		L-3 Communications Holdings, Inc.	998,767
34,601		Lockheed Martin Corp.	2,879,495
1,438	@	Moog, Inc.	50,934
1,460		National Presto Industries, Inc.	173,609
7,200		Northrop Grumman Corp.	472,104
5,466	@	Orbital Sciences Corp.	103,909
55,250		Raytheon Co.	3,155,880
700	@	Teledyne Technologies, Inc.	28,889
3,450		Triumph Group, Inc.	241,811
68,756		United Technologies Corp.	5,061,129
			14,198,543
		Agriculture: 1.2%
10,750	@	Alliance One International, Inc.	54,718
112,400		Altria Group, Inc.	2,306,448
4,943		Andersons, Inc.	165,492
11,950		Archer-Daniels-Midland Co.	345,355
49,660		Philip Morris International, Inc.	2,590,266
34,316		Reynolds American, Inc.	1,852,378
7,171		Universal Corp.	377,840
			7,692,497
		Airlines: 0.1%
2,784	@	Allegiant Travel Co.	161,082
10,642		Skywest, Inc.	151,968
			313,050
		Apparel: 0.4%
7,879	@	Carter’s, Inc.	237,552
11,200		Coach, Inc.	442,624
6,556	@	CROCS, Inc.	57,496
2,469	@	Deckers Outdoor Corp.	340,722
15,642	@	Iconix Brand Group, Inc.	240,261
1,229	@	Skechers USA, Inc.	44,637
14,537	@	Timberland Co.	310,220
6,699	@	True Religion Apparel, Inc.	203,382
9,199	@	Warnaco Group, Inc.	438,884
3,190		Wolverine World Wide, Inc.	93,020
			2,408,798
		Auto Manufacturers: 0.3%
124,200	@	Ford Motor Co.	1,561,194
7,700		Oshkosh Truck Corp.	310,618
3,600		Paccar, Inc.	156,024
			2,027,836
		Auto Parts & Equipment: 0.1%
6,695	@	ATC Technology Corp.	114,886
4,800		Johnson Controls, Inc.	158,352
10,430		Spartan Motors, Inc.	58,408
5,510		Standard Motor Products, Inc.	54,659
8,830		Superior Industries International	141,986
			528,291
		Banks: 5.3%
14,181		Bancorpsouth, Inc.	297,234
11,397		Bank Mutual Corp.	74,081
267,003		Bank of America Corp.	4,766,004
22,900		Bank of New York Mellon Corp.	707,152
4,877		Bank of the Ozarks, Inc.	171,622
10,400		BB&T Corp.	336,856
1,942		Boston Private Financial Holdings, Inc.	14,313
31,900		Capital One Financial Corp.	1,320,979
474,700	@	Citigroup, Inc.	1,922,535
4,400		City Holding Co.	150,876
8,328		Commerce Bancshares, Inc.	342,614
8,951		Community Bank System, Inc.	203,904
8,418		Cullen/Frost Bankers, Inc.	469,724

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Banks (continued)
28,735		Fifth Third Bancorp.	$390,509
1,603		First Financial Bancorp.	28,517
3,150		First Financial Bankshares, Inc.	162,383
35,800		Fulton Financial Corp.	364,802
21,142		Goldman Sachs Group, Inc.	3,607,459
4,558		Hancock Holding Co.	190,570
5,437		Independent Bank Corp.	134,076
13,800		International Bancshares Corp.	317,262
134,057		JPMorgan Chase & Co.	5,999,051
32,100		Morgan Stanley	940,209
2,442		NBT Bancorp., Inc.	55,800
21,300		PNC Financial Services Group, Inc.	1,271,610
5,800		Prosperity Bancshares, Inc.	237,800
7,037	@	Signature Bank	260,721
4,174		Simmons First National Corp.	115,077
25,536		State Street Corp.	1,152,695
4,163		Sterling Bancorp.	41,838
7,900		SunTrust Bank	211,641
2,857		Tompkins Financial Corp.	104,223
20,913		Trustco Bank Corp.	129,033
11,327		Trustmark Corp.	276,719
2,997		UMB Financial Corp.	121,678
1,484	L	United Bankshares, Inc.	38,910
40,198		US Bancorp.	1,040,324
185,833		Wells Fargo & Co.	5,783,123
6,251		Westamerica Bancorp.	360,370
7,158		Wilshire Bancorp., Inc.	78,953
6,045		Wintrust Financial Corp.	224,934
			34,418,181
		Beverages: 1.0%
1,499	@	Boston Beer Co., Inc.	78,338
8,405		Brown-Forman Corp.	499,677
41,181		Coca-Cola Co.	2,264,955
3,800	@	Hansen Natural Corp.	164,844
40,700		Molson Coors Brewing Co.	1,711,842
1,000	@	Peet’s Coffee & Tea, Inc.	39,650
24,700		PepsiCo, Inc.	1,634,152
			6,393,458
		Biotechnology: 0.7%
45,945	@	Amgen, Inc.	2,745,673
4,200	@	Arqule, Inc.	24,192
2,500	@	Biogen Idec, Inc.	143,400
3,924	@	Bio-Rad Laboratories, Inc.	406,212
7,551	@, S	Cambrex Corp.	30,582
6,000	@	Celgene Corp.	371,760
2,338	@	Cubist Pharmaceuticals, Inc.	52,699
2,981	@	Enzo Biochem, Inc.	17,946
6,700	@	Gilead Sciences, Inc.	304,716
8,873	@	Martek Biosciences Corp.	199,731
1,223	@	Regeneron Pharmaceuticals, Inc.	32,397
4,800	@	Vertex Pharmaceuticals, Inc.	196,176
			4,525,484
		Building Materials: 0.1%
5,386		AAON, Inc.	121,831
6,798		Apogee Enterprises, Inc.	107,476
13,200		Comfort Systems USA, Inc.	164,868
6,015	@	Drew Industries, Inc.	132,450
1,295	@	Gibraltar Industries, Inc.	16,330
6,283		NCI Building Systems, Inc.	69,364
8,328		Quanex Building Products Corp.	137,662
4,500		Universal Forest Products, Inc.	173,340
			923,321
		Chemicals: 1.4%
241		Arch Chemicals, Inc.	8,288
10,237		Ashland, Inc.	540,206
1,167		Balchem Corp.	28,767
2,862		Cytec Industries, Inc.	133,770
13,300		Dow Chemical Co.	393,281
2,500		Eastman Chemical Co.	159,200
97,000		EI Du Pont de Nemours & Co.	3,612,280
8,940		HB Fuller Co.	207,497
7,083		Lubrizol Corp.	649,653
11,200		Monsanto Co.	799,904
2,160		NewMarket Corp.	222,458
2,826		Olin Corp.	55,446
5,422	@	OM Group, Inc.	183,697
19,440	@	PolyOne Corp.	199,066
4,344		Quaker Chemical Corp.	117,766
21,404		RPM International, Inc.	456,761
7,380		Schulman A, Inc.	180,589
2,583		Stepan Co.	144,364
6,000		Terra Industries, Inc.	274,560

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
15,987		Valspar Corp.	$471,297
2,498		Zep, Inc.	54,656
			8,893,506
		Coal: 0.3%
4,900		Consol Energy, Inc.	209,034
9,856	@	Patriot Coal Corp.	201,654
34,200		Peabody Energy Corp.	1,562,940
			1,973,628
		Commercial Services: 1.5%
9,700		Aaron Rents, Inc.	323,398
8,411		ABM Industries, Inc.	178,313
713	@	Capella Education Co.	66,195
5,574	@	Career Education Corp.	176,361
2,814	@	Consolidated Graphics, Inc.	116,528
15,700	@	Convergys Corp.	192,482
21,540	@, L	Corinthian Colleges, Inc.	378,889
4,950	@, L	Forrester Research, Inc.	148,847
10,245	@	FTI Consulting, Inc.	402,833
3,800	@	Geo Group, Inc.	75,316
10,600		Global Payments, Inc.	482,830
66,200		H&R Block, Inc.	1,178,360
1,088	@	Hewitt Associates, Inc.	43,281
1,645		Hillenbrand, Inc.	36,174
1,916	@	ITT Educational Services, Inc.	215,512
6,133	@	Kendle International, Inc.	107,205
7,550		Lender Processing Services, Inc.	285,013
6,487	@	Live Nation, Inc.	94,062
1,700		Mastercard, Inc.	431,800
3,216		MAXIMUS, Inc.	195,951
25,700		Moody’s Corp.	764,575
7,393	@	On Assignment, Inc.	52,712
3,250	@, L	Pre-Paid Legal Services, Inc.	123,013
16,200	@	Rent-A-Center, Inc.	383,130
2,334		Rollins, Inc.	50,601
51,000		Service Corp. International	468,180
6,429		SFN Group, Inc.	51,496
2,600		Sotheby’s	80,834
8,229	@	TeleTech Holdings, Inc.	140,551
3,000		Towers Watson & Co.	142,500
5,700	@	Universal Technical Institute, Inc.	130,074
8,900		Visa, Inc.	810,167
70,200		Western Union Co.	1,190,592
6,221	@	Wright Express Corp.	187,377
			9,705,152
		Computers: 4.1%
8,294		Agilysys, Inc.	92,644
27,122	@	Apple, Inc.	6,371,771
5,140	@	CACI International, Inc.	251,089
22,150	@, S	Ciber, Inc.	82,841
1,125	@	Compellent Technologies, Inc.	19,744
105,800	@	Dell, Inc.	1,588,058
13,440		Diebold, Inc.	426,854
8,549		DST Systems, Inc.	354,356
108,820	@	EMC Corp.	1,963,113
109,545		Hewlett-Packard Co.	5,822,317
4,400		Hutchinson Technology, Inc.	27,456
12,035	@	Insight Enterprises, Inc.	172,823
56,451		International Business Machines Corp.	7,239,841
5,944	@	Manhattan Associates, Inc.	151,453
1,375	@	Mercury Computer Systems, Inc.	18,865
14,684	@	Micros Systems, Inc.	482,810
2,603	@	Netscout Systems, Inc.	38,498
4,731	@	Radiant Systems, Inc.	67,511
4,970	@	Radisys Corp.	44,531
3,544	@	SYKES Enterprises, Inc.	80,945
4,630	@, L	Synaptics, Inc.	127,834
8,200	@	Teradata Corp.	236,898
20,500	@	Western Digital Corp.	799,295
			26,461,547
		Cosmetics/Personal Care: 0.8%
76,535		Procter & Gamble Co.	4,842,369
			4,842,369
		Distribution/Wholesale: 0.2%
21,848	@	Brightpoint, Inc.	164,515
10,248	@	Fossil, Inc.	386,760
24,837	@	Ingram Micro, Inc.	435,889
517	@	School Specialty, Inc.	11,741
2,520	@	United Stationers, Inc.	148,302
582		Watsco, Inc.	33,104
			1,180,311
		Diversified Financial Services: 1.2%
6,253	@	Affiliated Managers Group, Inc.	493,987

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
61,900		American Express Co.	$2,553,994
4,224		CME Group, Inc.	1,335,249
9,900		Discover Financial Services	147,510
1,271		Eaton Vance Corp.	42,629
2,800	@	IntercontinentalExchange, Inc.	314,104
35,850	@	Nasdaq Stock Market, Inc.	757,152
14,919	@	National Financial Partners Corp.	210,358
26,400		NYSE Euronext	781,704
16,162		Raymond James Financial, Inc.	432,172
12,300	@	SLM Corp.	153,996
1,257	@	Stifel Financial Corp.	67,564
227		SWS Group, Inc.	2,617
2,800		T. Rowe Price Group, Inc.	153,804
5,247	@, L	World Acceptance, Corp.	189,312
			7,636,152
		Electric: 1.1%
471		Avista Corp.	9,754
11,647		Black Hills Corp.	353,486
326		CH Energy Group, Inc.	13,314
25,600		Constellation Energy Group, Inc.	898,816
11,600		Dominion Resources, Inc.	476,876
33,497		DTE Energy Co.	1,493,966
24,100		Duke Energy Corp.	393,312
2,343	@	El Paso Electric Co.	48,266
2,900		Entergy Corp.	235,915
17,000		Exelon Corp.	744,770
15,600		FirstEnergy Corp.	609,804
8,300		FPL Group, Inc.	401,139
6,701		Hawaiian Electric Industries	150,437
11,244		Idacorp, Inc.	389,267
8,186		PNM Resources, Inc.	102,571
5,200		PPL Corp.	144,092
10,900		Public Service Enterprise Group, Inc.	321,768
4,600		Southern Co.	152,536
911		UIL Holdings Corp.	25,053
6,565		Unisource Energy Corp.	206,404
			7,171,546
		Electrical Components & Equipment: 0.8%
7,489		Belden CDT, Inc.	205,648
78,526	S	Emerson Electric Co.	3,952,999
824		Encore Wire Corp.	17,139
6,828	@	Energizer Holdings, Inc.	428,525
9,808		Hubbell, Inc.	494,617
			5,098,928
		Electronics: 1.1%
523		American Science & Engineering, Inc.	39,183
6,100		Amphenol Corp.	257,359
17,567	@	Arrow Electronics, Inc.	529,294
19,191	@	Avnet, Inc.	575,730
1,503		Bel Fuse, Inc.	30,285
12,860	@	Benchmark Electronics, Inc.	266,716
8,647		Brady Corp.	269,095
9,895	@	Checkpoint Systems, Inc.	218,877
15,786		CTS Corp.	148,704
6,767	L	Daktronics, Inc.	51,565
648	@	Dionex Corp.	48,457
2,815	@	Electro Scientific Industries, Inc.	36,060
5,700	@	Flir Systems, Inc.	160,740
19,800		Jabil Circuit, Inc.	320,562
15,826	@	Newport Corp.	197,825
5,578		Park Electrochemical Corp.	160,312
1,402	@	Plexus Corp.	50,514
9,584	@	Tech Data Corp.	401,570
3,448	S	Technitrol, Inc.	18,205
36,835	@	Thermo Fisher Scientific, Inc.	1,894,792
10,301	@	Thomas & Betts Corp.	404,211
9,179	@	TTM Technologies, Inc.	81,510
28,075	@	Vishay Intertechnology, Inc.	287,207
5,850		Watts Water Technologies, Inc.	181,701
8,600		Woodward Governor Co.	275,028
			6,905,502
		Energy - Alternate Sources: 0.0%
1,300	@, L	First Solar, Inc.	159,445
			159,445
		Engineering & Construction: 0.6%
6,490	@	Dycom Industries, Inc.	56,917
11,610	@	EMCOR Group, Inc.	285,954
4,580	@	Exponent, Inc.	130,622
37,400	@	Jacobs Engineering Group, Inc.	1,690,106
8,473		KBR, Inc.	187,762
14,546	@	Shaw Group, Inc.	500,673
4,800	@	Stanley, Inc.	135,792

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
11,738	@	URS Corp.	$582,322
			3,570,148
		Entertainment: 0.0%
2,184		International Speedway Corp.	56,282
			56,282
		Environmental Control: 0.0%
540	@	Calgon Carbon Corp.	9,245
2,217	@	Darling International, Inc.	19,864
9,980	@	Tetra Tech, Inc.	229,939
			259,048
		Food: 1.0%
82,300		ConAgra Foods, Inc.	2,063,261
1,853		Diamond Foods, Inc.	77,900
887		J&J Snack Foods Corp.	38,558
9,500		Kraft Foods, Inc.	287,280
6,245		Lancaster Colony Corp.	368,205
4,201		Nash Finch Co.	141,364
8,405	@	Ralcorp Holdings, Inc.	569,691
3,649		Sanderson Farms, Inc.	195,623
186,000		Sara Lee Corp.	2,590,980
4,402	@	Smithfield Foods, Inc.	91,297
770	@	United Natural Foods, Inc.	21,660
4,100	@	Whole Foods Market, Inc.	148,215
			6,594,034
		Forest Products & Paper: 0.4%
11,975	@	Buckeye Technologies, Inc.	156,633
2,800	@	Clearwater Paper Corp.	137,900
46,116		International Paper Co.	1,134,915
37,600		MeadWestvaco Corp.	960,680
2,546		Neenah Paper, Inc.	40,329
1,399		Schweitzer-Mauduit International, Inc.	66,536
			2,496,993
		Gas: 0.8%
12,361		AGL Resources, Inc.	477,753
5,063		Laclede Group, Inc.	170,724
582		National Fuel Gas Co.	29,420
1,969		New Jersey Resources Corp.	73,956
10,987		Piedmont Natural Gas Co.	303,021
55,520		Sempra Energy	2,770,448
18,988		Southern Union Co.	481,726
3,696		Southwest Gas Corp.	110,584
18,223		UGI Corp.	483,638
10,885		WGL Holdings, Inc.	377,165
			5,278,435
		Hand/Machine Tools: 0.0%
4,607		Regal-Beloit Corp.	273,702
			273,702
		Healthcare - Products: 1.0%
13,050	@	American Medical Systems Holdings, Inc.	242,469
4,500		Becton Dickinson & Co.	354,285
4,600		Cantel Medical Corp.	91,310
21,900	@	CareFusion Corp.	578,817
852		Cooper Cos., Inc.	33,126
5,870	@	Cyberonics	112,469
923	@	Haemonetics Corp.	52,749
4,000	@	Hanger Orthopedic Group, Inc.	72,720
2,158	@	Henry Schein, Inc.	127,106
1,764		Hill-Rom Holdings, Inc.	47,998
25,198	@	Hologic, Inc.	467,171
6,402	@	Immucor, Inc.	143,341
500	@	Intuitive Surgical, Inc.	174,065
6,707		Invacare Corp.	178,004
36,090		Johnson & Johnson	2,353,068
5,090	@	Kensey Nash Corp.	120,073
10,840	@	Kinetic Concepts, Inc.	518,260
6,200		Medtronic, Inc.	279,186
1,197	@	PSS World Medical, Inc.	28,141
13,945		Steris Corp.	469,389
10,973	@	Symmetry Medical, Inc.	110,169
890		West Pharmaceutical Services, Inc.	37,336
			6,591,252
		Healthcare - Services: 1.2%
623	@	Air Methods Corp.	21,182
1,659	@	Almost Family, Inc.	62,528
4,630	@, L	Amedisys, Inc.	255,669
8,072	@	AMERIGROUP Corp.	268,313
8,241	@	Amsurg Corp.	177,923
10,281	@	Centene Corp.	247,155
9,146	@	Community Health Systems, Inc.	337,762
6,115	@	Gentiva Health Services, Inc.	172,932
10,915	@	Healthspring, Inc.	192,104
11,644	@	Humana, Inc.	544,590

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
11,706	@	Kindred Healthcare, Inc.	$211,293
4,113	@	LHC Group, Inc.	137,909
2,600	@	LifePoint Hospitals, Inc.	95,628
8,633	@	Lincare Holdings, Inc.	387,449
6,200	@	Magellan Health Services, Inc.	269,576
6,380	@, S	Mednax, Inc.	371,252
4,534	@	Molina Healthcare, Inc.	114,121
10,369	@	Odyssey HealthCare, Inc.	187,783
5,170	@	RehabCare Group, Inc.	140,986
44,103		UnitedHealth Group, Inc.	1,440,845
900		Universal Health Services, Inc.	31,581
8,019	@	WellCare Health Plans, Inc.	238,966
25,400	@	WellPoint, Inc.	1,635,252
			7,542,799
		Home Builders: 0.3%
16,800	L	KB Home	281,400
8,070	@	M/I Homes, Inc.	118,226
9,250		MDC Holdings, Inc.	320,143
4,581	@	Meritage Homes Corp.	96,201
610	@	NVR, Inc.	443,165
9,115	@	Pulte Homes, Inc.	102,544
7,358		Ryland Group, Inc.	165,114
16,955	@, S	Standard-Pacific Corp.	76,637
5,000	@	Toll Brothers, Inc.	104,000
			1,707,430
		Home Furnishings: 0.0%
14,280	@	La-Z-Boy, Inc.	179,071
3,400	@	Universal Electronics, Inc.	75,956
			255,027
		Household Products/Wares: 0.5%
11,115		American Greetings Corp.	231,637
15,738	@	Central Garden & Pet Co.	144,160
7,386	@	Helen of Troy Ltd.	192,479
36,934		Kimberly-Clark Corp.	2,322,410
4,901		Tupperware Corp.	236,326
			3,127,012
		Housewares: 0.0%
3,362		Toro Co.	165,310
			165,310
		Insurance: 2.3%
31,946		Aflac, Inc.	1,734,348
15,233		American Financial Group, Inc.	433,379
4,500	@, L	American International Group, Inc.	153,630
4,565		American Physicians Capital, Inc.	145,852
5,949	@	Amerisafe, Inc.	97,385
31,200		Berkshire Hathaway, Inc. - Class B	2,535,624
3,051		Delphi Financial Group	76,763
6,829		Everest Re Group Ltd.	552,671
7,369	L	Hanover Insurance Group, Inc.	321,362
4,163		HCC Insurance Holdings, Inc.	114,899
3,533		Infinity Property & Casualty Corp.	160,540
3,600		Metlife, Inc.	156,024
5,350	@	ProAssurance Corp.	313,189
87,300		Progressive Corp.	1,666,557
22,339		Protective Life Corp.	491,235
16,900		Prudential Financial, Inc.	1,022,450
10,928		Reinsurance Group of America, Inc.	573,939
4,435		Safety Insurance Group, Inc.	167,066
9,658		Stancorp Financial Group, Inc.	460,011
8,257		Tower Group, Inc.	183,058
52,624		Travelers Cos., Inc.	2,838,539
14,581		Unitrin, Inc.	408,997
13,329		UnumProvident Corp.	330,159
			14,937,677
		Internet: 1.2%
8,100	@	Amazon.com, Inc.	1,099,413
18,018	@	AOL, Inc.	455,495
1,381	@	Cybersource Corp.	24,361
6,454	@	Digital River, Inc.	195,556
24,167	@	eBay, Inc.	651,301
8,199	@	eResearch Technology, Inc.	56,655
6,700		Expedia, Inc.	167,232
468	@	F5 Networks, Inc.	28,787
6,589	@	Google, Inc. - Class A	3,736,029
7,378	@	Infospace, Inc.	81,527
7,281	@	j2 Global Communications, Inc.	170,375
1,432	L	Nutri/System, Inc.	25,504
10,055	@	Perficient, Inc.	113,320
2,000	@	Priceline.com, Inc.	510,000
6,160	@	Stamps.com, Inc.	62,216
17,741		United Online, Inc.	132,703
263	@	Websense, Inc.	5,989

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Internet (continued)
20,600	@	Yahoo!, Inc.	$340,518
			7,856,981
		Investment Companies: 0.0%
6,284		Apollo Investment Corp.	79,995
			79,995
		Iron/Steel: 0.2%
2,900		Cliffs Natural Resources, Inc.	205,755
6,800		Nucor Corp.	308,584
10,545		Reliance Steel & Aluminum Co.	519,130
			1,033,469
		Leisure Time: 0.0%
3,027		Polaris Industries, Inc.	154,861
			154,861
		Lodging: 0.0%
2,100		Wynn Resorts Ltd.	159,243
			159,243
		Machinery - Construction & Mining: 0.2%
5,839		Bucyrus International, Inc.	385,316
5,000		Caterpillar, Inc.	314,250
5,732		Joy Global, Inc.	324,431
			1,023,997
		Machinery - Diversified: 0.2%
5,548		Briggs & Stratton Corp.	108,186
2,600		Deere & Co.	154,596
2,250		Gardner Denver, Inc.	99,090
914	@	Gerber Scientific, Inc.	5,676
13,100		IDEX Corp.	433,610
2,093		Lindsay Manufacturing Co.	86,671
3,800		Nordson Corp.	258,096
			1,145,925
		Media: 1.8%
159,232		Comcast Corp. — Class A	2,996,746
67,650	@	DirecTV	2,287,247
9,521		John Wiley & Sons, Inc.	412,069
155,700		News Corp. - Class A	2,243,637
7,401		Scholastic Corp.	207,228
4,600		Time Warner Cable, Inc.	245,226
66,200	@	Viacom - Class B	2,275,956
22,600		Walt Disney Co.	788,966
			11,457,075
		Metal Fabricate/Hardware: 0.2%
690		Lawson Products	10,674
7,846		Mueller Industries, Inc.	210,194
16,221		Timken Co.	486,792
5,056		Valmont Industries, Inc.	418,788
16,349		Worthington Industries	282,674
			1,409,122
		Mining: 0.3%
15,300		Alcoa, Inc.	217,872
953		Amcol International Corp.	25,922
5,552	@, S	Century Aluminum Co.	76,396
10,900		Freeport-McMoRan Copper & Gold, Inc.	910,586
10,600		Newmont Mining Corp.	539,858
			1,770,634
		Miscellaneous Manufacturing: 3.0%
20,400		3M Co.	1,704,828
934		Acuity Brands, Inc.	39,424
4,500		AO Smith Corp.	236,565
11,100		Aptargroup, Inc.	436,785
4,053		AZZ, Inc.	137,194
12,050		Carlisle Cos., Inc.	459,105
1,060	@	Ceradyne, Inc.	24,051
3,837		Clarcor, Inc.	132,338
11,431		Crane Co.	405,801
9,874		Donaldson Co., Inc.	445,515
13,170		Dover Corp.	615,698
29,800		Eaton Corp.	2,257,946
121		ESCO Technologies, Inc.	3,849
378,450		General Electric Co.	6,887,774
13,465	@	Griffon Corp.	167,774
13,776		Harsco Corp.	440,005
32,200		Honeywell International, Inc.	1,457,694
38,823		ITT Corp.	2,081,301
3,929		John Bean Technologies Corp.	68,915
9,838		Myers Industries, Inc.	103,102
14,847		Pentair, Inc.	528,850
6,349		SPX Corp.	421,066
1,100		Standex International Corp.	28,347
5,947		Sturm Ruger & Co., Inc.	71,305
9,306		Tredegar Corp.	158,946
			19,314,178

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.4%
54,000		Pitney Bowes, Inc.	$1,320,300
149,300		Xerox Corp.	1,455,675
			2,775,975
		Oil & Gas: 3.8%
4,100		Anadarko Petroleum Corp.	298,603
4,100		Apache Corp.	416,150
11,424	@	Atwood Oceanics, Inc.	395,613
10,749	@	Bill Barrett Corp.	330,102
15,100		Chesapeake Energy Corp.	356,964
81,776		Chevron Corp.	6,201,074
18,200		ConocoPhillips	931,294
4,200		Devon Energy Corp.	270,606
4,900		EOG Resources, Inc.	455,406
119,832		ExxonMobil Corp.	8,026,347
2,500		Hess Corp.	156,375
75,100	@	Nabors Industries Ltd.	1,474,213
2,858	@	Newfield Exploration Co.	148,759
13,300		Occidental Petroleum Corp.	1,124,382
2,244	@	Petroleum Development Corp.	51,993
978	@	Pride International, Inc.	29,448
3,700		Questar Corp.	159,840
7,283	@	Quicksilver Resources, Inc.	102,472
62,300	@	Rowan Cos., Inc.	1,813,553
9,000	@	Southwestern Energy Co.	366,480
2,972		St. Mary Land & Exploration Co.	103,455
6,823	@	Stone Energy Corp.	121,108
4,460	@	Unit Corp.	188,569
17,300		XTO Energy, Inc.	816,214
			24,339,020
		Oil & Gas Services: 0.9%
1,804	@	Dril-Quip, Inc.	109,755
7,186	@	Exterran Holdings, Inc.	173,686
5,670		Gulf Island Fabrication, Inc.	123,323
7,000		Halliburton Co.	210,910
21,994	@	Helix Energy Solutions Group, Inc.	286,582
1,970	@	Hornbeck Offshore Services, Inc.	36,583
10,558	@	Matrix Service Co.	113,604
44,719		National Oilwell Varco, Inc.	1,814,697
7,949	@	Oceaneering International, Inc.	504,682
3,226	@	Oil States International, Inc.	146,267
28,800		Schlumberger Ltd.	1,827,648
1,011	@	SEACOR Holdings, Inc.	81,547
7,400		Smith International, Inc.	316,868
16,541	@	Tetra Technologies, Inc.	202,131
			5,948,283
		Packaging & Containers: 0.3%
24,824		Bemis Co.	712,945
3,950		Packaging Corp. of America	97,210
5,930		Rock-Tenn Co.	270,230
6,644		Silgan Holdings, Inc.	400,168
15,510		Sonoco Products Co.	477,553
2,448		Temple-Inland, Inc.	50,013
			2,008,119
		Pharmaceuticals: 3.9%
96,996		Abbott Laboratories	5,109,749
42,238		AmerisourceBergen Corp.	1,221,523
5,800		Bristol-Myers Squibb Co.	154,860
63,600		Cardinal Health, Inc.	2,291,508
1,350	@	Catalyst Health Solutions, Inc.	55,863
11,350	@	Endo Pharmaceuticals Holdings, Inc.	268,882
4,200	@	Express Scripts, Inc.	427,392
24,500	@	Forest Laboratories, Inc.	768,320
35,229		McKesson Corp.	2,315,250
18,400	@	Medco Health Solutions, Inc.	1,187,904
15,719		Medicis Pharmaceutical Corp.	395,490
73,084		Merck & Co., Inc.	2,729,687
6,168	@	NBTY, Inc.	295,941
16,561		Omnicare, Inc.	468,511
7,846	@	Par Pharmaceutical Cos., Inc.	194,581
11,299	S	Perrigo Co.	663,477
357,171		Pfizer, Inc.	6,125,483
10,658	@	PharMerica Corp.	194,189
1,144	@	Salix Pharmaceuticals Ltd.	42,614
11,588	@, L	Valeant Pharmaceuticals International	497,241
1,049	@	Viropharma, Inc.	14,298
			25,422,763
		Pipelines: 0.4%
111,000		Williams Cos., Inc.	2,564,100
			2,564,100
		Real Estate: 0.1%
25,100	@	CB Richard Ellis Group, Inc.	397,835
8,122	@	Forestar Real Estate Group, Inc.	153,343

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Real Estate (continued)
1,194		Jones Lang LaSalle, Inc.	$87,031
			638,209
		Retail: 4.2%
14,200	@	99 Cents Only Stores	231,460
10,518		Advance Auto Parts, Inc.	440,915
18,676	@	Aeropostale, Inc.	538,429
7,256		Barnes & Noble, Inc.	156,875
44,500		Best Buy Co., Inc.	1,893,030
6,397		Big 5 Sporting Goods Corp.	97,362
203	@, L	BJ’s Restaurants, Inc.	4,730
4,173		Bob Evans Farms, Inc.	128,987
13,513		Brinker International, Inc.	260,531
4,360	L	Buckle, Inc.	160,274
11,817	@, L	Cabela’s, Inc.	206,679
838	@	California Pizza Kitchen, Inc.	14,070
1,357	@	Carmax, Inc.	34,088
7,874		Casey’s General Stores, Inc.	247,244
5,580		Cash America International, Inc.	220,298
8,100		Cato Corp.	173,664
21,200		Chico’s FAS, Inc.	305,704
5,300	@	Childrens Place Retail Stores, Inc.	236,115
7,073	@	Collective Brands, Inc.	160,840
4,489		Cracker Barrel Old Country Store	208,200
17,600		CVS Caremark Corp.	643,456
2,582	@	DineEquity, Inc.	102,066
11,265	@	Dollar Tree, Inc.	667,113
5,517	@	Dress Barn, Inc.	144,325
10,486	@	Ezcorp, Inc.	216,012
10,983		Finish Line	179,243
3,553	@	First Cash Financial Services, Inc.	76,638
12,924		Fred’s, Inc.	154,830
18,300	@	GameStop Corp.	400,953
65,398		Gap, Inc.	1,511,348
5,007	@	Genesco, Inc.	155,267
6,205	@	Group 1 Automotive, Inc.	197,691
4,582	@	Gymboree Corp.	236,569
2,522	@	Haverty Furniture Cos., Inc.	41,159
14,500		Home Depot, Inc.	469,075
4,300	@	HSN, Inc.	126,592
5,617	@	Jo-Ann Stores, Inc.	235,802
3,768	@	JoS. A Bank Clothiers, Inc.	205,921
14,100	@	Kohl’s Corp.	772,398
52,100		Limited Brands, Inc.	1,282,702
9,567	@	Lithia Motors, Inc.	61,229
1,009	@	MarineMax, Inc.	10,857
4,600		McDonald’s Corp.	306,912
3,362		Men’s Wearhouse, Inc.	80,486
3,825	@	Papa John’s International, Inc.	98,341
6,265	L	PEP Boys-Manny Moe & Jack	62,963
616	L	PetMed Express, Inc.	13,657
16,760		Petsmart, Inc.	535,650
3,900	@	PF Chang’s China Bistro, Inc.	172,107
3,270		Regis Corp.	61,084
27,500		Ross Stores, Inc.	1,470,425
9,533	@	Ruby Tuesday, Inc.	100,764
7,667	@	Sonic Automotive, Inc.	84,337
12,123		Stage Stores, Inc.	186,573
21,800	@	Starbucks Corp.	529,086
181	@	Steak N Shake Co/The	69,010
4,544	@	Stein Mart, Inc.	41,032
56,604		Target Corp.	2,977,370
65	@	Texas Roadhouse, Inc.	903
44,400		TJX Cos., Inc.	1,887,888
5,800		Tractor Supply Co.	336,690
8,100	@	Tuesday Morning Corp.	53,379
6,400	@	Urban Outfitters, Inc.	243,392
43,600		Walgreen Co.	1,617,124
38,433		Wal-Mart Stores, Inc.	2,136,875
65,200	S	Wendy’s/Arby’s Group, Inc. - Class A	326,000
5,143		Williams-Sonoma, Inc.	135,209
9,220		World Fuel Services Corp.	245,621
			27,383,619
		Savings & Loans: 0.3%
7,800		Brookline Bancorp., Inc.	82,992
11,844		Dime Community Bancshares	149,590
59,231		Hudson City Bancorp., Inc.	838,711
28,989		New York Community Bancorp., Inc.	479,478
29,100		NewAlliance Bancshares, Inc.	367,242
			1,918,013
		Semiconductors: 1.5%
25,700		Broadcom Corp.	852,726
5,160	@	Cabot Microelectronics Corp.	195,203

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
2,222	@	Cree, Inc.	$156,029
24,235	@	Cypress Semiconductor Corp.	278,703
7,359	@	DSP Group, Inc.	61,300
7,470	@	Fairchild Semiconductor International, Inc.	79,556
103,122		Intel Corp.	2,295,496
12,400		Intersil Corp.	183,024
29,476	@, S	Kopin Corp.	109,061
117		Micrel, Inc.	1,247
5,917	@	Microsemi Corp.	102,601
4,566	@	Pericom Semiconductor Corp.	48,902
18,917	@	Semtech Corp.	329,723
8,637	@, L	Sigma Designs, Inc.	101,312
23,166	@	Skyworks Solutions, Inc.	361,390
4,500	@	Tessera Technologies, Inc.	91,260
92,000		Texas Instruments, Inc.	2,251,240
3,150	@	Triquint Semiconductor, Inc.	22,050
3,969	@	Varian Semiconductor Equipment Associates, Inc.	131,453
1,133	@, L	Veeco Instruments, Inc.	49,286
84,200		Xilinx, Inc.	2,147,100
			9,848,662
		Software: 3.0%
1,477	@	ACI Worldwide, Inc.	30,441
2,340		Bowne & Co., Inc.	26,114
19,950		Broadridge Financial Solutions ADR	426,531
83,566		CA, Inc.	1,961,294
970	@	Cerner Corp.	82,508
747	@	Commvault Systems, Inc.	15,948
57,100	@	Compuware Corp.	479,640
2,003	@	Concur Technologies, Inc.	82,143
3,751	@	CSG Systems International	78,621
4,516	@	Digi International, Inc.	48,050
632	@	Eclipsys Corp.	12,564
12,450		Fair Isaac Corp.	315,483
56,100	@	Intuit, Inc.	1,926,474
276,032		Microsoft Corp.	8,079,457
169,294		Oracle Corp.	4,349,163
14,600	@	Quest Software, Inc.	259,734
2,600	@	Salesforce.com, Inc.	193,570
6,413	@	Smith Micro Software, Inc.	56,691
11,111	@	Sybase, Inc.	517,995
5,900	@	SYNNEX Corp.	174,404
			19,116,825
		Telecommunications: 3.0%
34,939	@	3Com Corp.	268,681
1,443	@, S	Adaptec, Inc.	4,719
3,877	@	Anixter International, Inc.	181,637
3,726		Applied Signal Technology, Inc.	72,955
20,127	@	Arris Group, Inc.	241,725
265,757		AT&T, Inc.	6,867,161
2,924		Black Box Corp.	89,942
54,113	@, S	Cincinnati Bell, Inc.	184,525
171,561	@	Cisco Systems, Inc.	4,465,733
7,913	@	CommScope, Inc.	221,722
1,895	@	Comtech Telecommunications	60,621
6,200	@	EMS Technologies, Inc.	102,920
12,887		Harris Corp.	612,004
8,300	@	Juniper Networks, Inc.	254,644
20,600	@	Motorola, Inc.	144,612
8,105	@	Netgear, Inc.	211,541
16,083	@	NeuStar, Inc.	405,292
9,824	@	Neutral Tandem, Inc.	156,988
10,091	@	Novatel Wireless, Inc.	67,912
3,543		NTELOS Holdings Corp.	63,030
13,130		Plantronics, Inc.	410,706
32,466		Qualcomm, Inc.	1,363,247
97,100		Qwest Communications International, Inc.	506,862
77,313	@, S	RF Micro Devices, Inc.	385,019
61,900	@	Sprint Nextel Corp.	235,220
5,199	@	Symmetricom, Inc.	30,310
537	@	Tekelec	9,752
7,300		Telephone & Data Systems, Inc.	247,105
10,598	@	USA Mobility, Inc.	134,277
43,225		Verizon Communications, Inc.	1,340,840
			19,341,702
		Textiles: 0.0%
3,981		Unifirst Corp.	205,022
			205,022
		Transportation: 0.3%
5,153	@	Bristow Group, Inc.	194,423
2,900		CSX Corp.	147,610
4,000		Expeditors International Washington, Inc.	147,680
7,122		Landstar System, Inc.	298,982

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
3,700		Ryder System, Inc.	$143,412
6,574		Tidewater, Inc.	310,753
5,300		Union Pacific Corp.	388,490
			1,631,350
		Total Common Stock
		(Cost $346,679,817)	395,093,170
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Apartments: 0.2%
3,503		BRE Properties, Inc.	125,232
3,525		Camden Property Trust	146,746
1,400		Essex Property Trust, Inc.	125,930
1,274		Home Properties, Inc.	59,623
5,095		Mid-America Apartment Communities, Inc.	263,870
672		Post Properties, Inc.	14,797
14,100		UDR, Inc.	248,724
			984,922
		Diversified: 0.1%
12,375		Colonial Properties Trust	159,390
78		Cousins Properties, Inc.	648
11,302		Duke Realty Corp.	140,145
909		Entertainment Properties Trust	37,387
6,014		Liberty Property Trust	204,115
414		PS Business Parks, Inc.	22,108
			563,793
		Forestry: 0.1%
7,900		Plum Creek Timber Co., Inc.	307,389
3,826		Potlatch Corp.	134,063
			441,452
		Health Care: 0.2%
12,600		HCP, Inc.	415,800
10,652		Healthcare Realty Trust, Inc.	248,085
5,406		LTC Properties, Inc.	146,286
13,129		Medical Properties Trust, Inc.	137,592
7,100		Nationwide Health Properties, Inc.	249,565
8,000		Senior Housing Properties Trust	177,200
			1,374,528
		Hotels: 0.0%
5,000		Hospitality Properties Trust	119,750
			119,750
		Office Property: 0.2%
3,833		Alexandria Real Estate Equities, Inc.	259,111
8,076		BioMed Realty Trust, Inc.	133,577
3,700		Corporate Office Properties Trust SBI MD	148,481
2,087	L	Franklin Street Properties Corp.	30,115
3,058		Highwoods Properties, Inc.	97,030
685		Kilroy Realty Corp.	21,125
3,331		Mack-Cali Realty Corp.	117,418
4,805		Parkway Properties, Inc.	90,238
3,600		SL Green Realty Corp.	206,172
			1,103,267
		Paper & Related Products: 0.0%
4,926		Rayonier, Inc.	223,788
			223,788
		Regional Malls: 0.4%
5,224		Macerich Co.	200,131
25,873		Simon Property Group, Inc.	2,170,745
			2,370,876
		Shopping Centers: 0.1%
472		Acadia Realty Trust	8,430
1,089		Cedar Shopping Centers, Inc.	8,614
3,835		Equity One, Inc.	72,443
3,700		Federal Realty Investment Trust	269,397
3,700		Regency Centers Corp.	138,639
952		Tanger Factory Outlet Centers, Inc.	41,088
5,256		Urstadt Biddle Properties, Inc.	83,097
10,088		Weingarten Realty Investors	217,497
			839,205
		Single Tenant: 0.0%
2,367		National Retail Properties, Inc.	54,039
8,450		Realty Income Corp.	259,331
			313,370
		Storage: 0.1%
17,137		Extra Space Storage, Inc.	217,297
2,250		Public Storage, Inc.	206,978
4,500		Sovran Self Storage, Inc.	156,870
			581,145
		Warehouse/Industrial: 0.1%
10,118		AMB Property Corp.	275,614
5,462		EastGroup Properties, Inc.	206,136
10,700		ProLogis	141,240
			622,990
		Total Real Estate Investment Trusts
		(Cost $7,126,850)	9,539,086

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
20,025	@, P	Citigroup Capital XII, 8.500%, due 06/11/10	$514,042
9,000	@, P	JPMorgan Chase Capital XXIX, 6.700%, due 06/15/10	222,390
		Total Preferred Stock
		(Cost $725,625)	736,432

Principal Amount			Value
CORPORATE BONDS/NOTES: 12.9%
		Advertising: 0.0%
$250,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$284,063
			284,063
		Agriculture: 0.1%
699,000	S	Altria Group, Inc., 9.700%, due 11/10/18	860,825
			860,825
		Apparel: 0.1%
415,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	431,600
			431,600
		Banks: 2.4%
400,000	S	Bank of America Corp., 5.420%, due 03/15/17	395,863
482,000	S	Bank of America Corp., 8.000%, due 12/29/49	492,508
140,000		Bank of Ireland, 0.886%, due 12/29/49	56,000
1,238,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	1,278,658
782,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	766,360
681,000	S	Citigroup, Inc., 5.000%, due 09/15/14	680,711
534,000	S	Citigroup, Inc., 6.010%, due 01/15/15	561,584
422,000		Citigroup, Inc., 8.500%, due 05/22/19	493,360
591,000		Discover Bank/Greenwood DE, 8.700%, due 11/18/19	648,377
241,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	191,637
1,046,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	1,102,168
864,000		First Tennessee Bank NA, 5.650%, due 04/01/16	833,160
247,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	245,182
592,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	637,589
344,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	370,563
696,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	680,326
533,000	S	Morgan Stanley, 4.100%, due 01/26/15	530,707
815,000		Morgan Stanley, 4.750%, due 04/01/14	832,928
322,000	S	Morgan Stanley, 7.300%, due 05/13/19	356,349
1,015,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	1,182,244
960,000	#	Rabobank, 11.000%, due 12/29/49	1,239,006
296,000	S	USB Capital XIII Trust, 6.625%, due 12/15/39	300,606
796,000		Wachovia Bank NA, 6.600%, due 01/15/38	821,622
101,000	S	Wachovia Corp., 5.250%, due 08/01/14	106,191
686,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	711,725
			15,515,424
		Beverages: 0.1%
596,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	646,193
			646,193
		Chemicals: 0.3%
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	323,619
267,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	319,282
432,000		Dow Chemical Co., 7.600%, due 05/15/14	493,609
505,000	#	Nova Chemicals Corp., 8.375%, due 11/01/16	521,413
85,000	#	Nova Chemicals Corp., 8.625%, due 11/01/19	87,975
			1,745,898
		Coal: 0.1%
610,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	648,125
85,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	87,763
85,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	87,763
			823,651
		Commercial Services: 0.2%
527,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	585,581
150,000	S	Service Corp. International, 7.000%, due 06/15/17	147,750
495,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	522,225
			1,255,556
		Computers: 0.2%
40,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	40,900
490,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	502,250
475,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	478,563
			1,021,713
		Diversified Financial Services: 1.2%
341,000	S	American Express Credit Corp., 7.300%, due 08/20/13	383,032
273,000	#	Cantor Fitzgerald L.P., 7.875%, due 10/15/19	274,040
211,000		Capital One Bank USA NA, 6.500%, due 06/13/13	230,822
684,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	827,816

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$418,000		Capital One Capital V, 10.250%, due 08/15/39	$496,497
241,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	244,243
634,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	597,545
550,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	577,910
428,000	S	Fund American Cos., Inc., 5.875%, due 05/15/13	440,816
214,000	S	General Electric Capital Corp., 5.500%, due 01/08/20	218,747
730,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	696,354
91,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	96,329
633,000		General Electric Capital Corp., 6.875%, due 01/10/39	684,988
119,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	121,946
228,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	233,822
116,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	120,495
400,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	408,378
80,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	86,348
140,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	144,550
46,706	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	47,949
653,000	S	SLM Corp., 8.000%, due 03/25/20	636,935
530,000	±, I, X	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	—
			7,569,562
		Electric: 1.3%
480,000	S	AES Corp., 8.000%, due 10/15/17	489,600
367,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	362,815
284,000		Ameren Corp., 8.875%, due 05/15/14	327,980
91,000	L	Ameren Energy Generating Co., 6.300%, due 04/01/20	91,615
291,000	S	CMS Energy Corp., 6.250%, due 02/01/20	289,005
1,298,000	S	Commonwealth Edison Co., 6.950%, due 07/15/18	1,434,525
242,000		Entergy Texas, Inc., 7.125%, due 02/01/19	271,838
170,000		FirstEnergy Solutions Corp., 4.800%, due 02/15/15	174,169
237,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	238,582
501,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	493,293
222,000		Indiana Michigan Power, 7.000%, due 03/15/19	250,989
153,000		Jersey Central Power and Light, 7.350%, due 02/01/19	177,451
251,496	#	Juniper Generation, LLC, 6.790%, due 12/31/14	233,713
451,000		Metropolitan Edison, 7.700%, due 01/15/19	525,843
47,000		Nevada Power Co., 7.125%, due 03/15/19	53,015
189,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	197,608
1,214,000	S	NorthWestern Corp., 5.875%, due 11/01/14	1,244,998
568,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	666,705
473,000	S	Sierra Pacific Power Co., 6.250%, due 04/15/12	505,396
457,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	477,717
			8,506,857
		Electronics: 0.1%
335,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	354,263
			354,263
		Energy - Alternate Sources: 0.0%
600,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
700,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
92,655	±, I, X	PEA Lima, LLC, 6.458%, due 03/20/14	—
			—
		Entertainment: 0.2%
605,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	638,275
600,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	589,500
120,000	S	WMG Holdings Corp., 9.500%, due 12/15/14	121,500
			1,349,275
		Food: 0.5%
155,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	159,650
198,000		Kraft Foods, Inc., 5.375%, due 02/10/20	201,621
631,000		Kraft Foods, Inc., 6.125%, due 02/01/18	691,642
131,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	142,994
138,000	S	Kraft Foods, Inc., 6.500%, due 08/11/17	154,810
386,000	S	Kraft Foods, Inc., 6.500%, due 02/09/40	401,345
205,000		Safeway, Inc., 6.250%, due 03/15/14	228,067
525,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	588,000
90,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	93,600
520,000	S	Tyson Foods, Inc., 7.850%, due 04/01/16	561,600
			3,223,329
		Forest Products & Paper: 0.0%
252,000		Domtar Corp., 10.750%, due 06/01/17	307,440
			307,440
		Gas: 0.1%
596,000		Sempra Energy, 6.500%, due 06/01/16	666,696
			666,696
		Healthcare - Products: 0.2%
480,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	530,400
273,000	S	Boston Scientific Corp., 4.500%, due 01/15/15	261,911
249,000	S	Boston Scientific Corp., 6.000%, due 01/15/20	235,653
			1,027,964
		Healthcare - Services: 0.2%
255,000		HCA, Inc., 9.250%, due 11/15/16	271,734
480,000	&, S	HCA, Inc., 9.625%, due 11/15/16	515,400
252,000	S	US Oncology, Inc., 9.125%, due 08/15/17	264,600
			1,051,734

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Holding Companies - Diversified: 0.1%
$130,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	$134,225
333,000	#	Voto-Votorantim Ltd., 6.750%, due 04/05/21	330,503
			464,728
		Home Builders: 0.0%
213,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	215,596
			215,596
		Insurance: 1.2%
1,355,000		Aegon NV, 3.923%, due 12/31/49	892,810
785,000	S	American International Group, Inc., 5.850%, due 01/16/18	730,506
734,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	724,203
331,000	S	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	345,554
202,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	199,329
416,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	426,732
353,000		Lincoln National Corp., 8.750%, due 07/01/19	432,354
487,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	605,211
321,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	313,893
266,000	S	Principal Financial Group, Inc., 7.875%, due 05/15/14	301,272
837,000	S	Protective Life Corp., 8.450%, due 10/15/39	880,262
186,000	S	Prudential Financial, Inc., 4.750%, due 09/17/15	191,672
194,000	S	Prudential Financial, Inc., 5.700%, due 12/14/36	184,430
387,000	S	Prudential Financial, Inc., 6.000%, due 12/01/17	410,208
111,000	S	Prudential Financial, Inc., 6.625%, due 12/01/37	116,811
251,000		Prudential Financial, Inc., 7.375%, due 06/15/19	288,336
647,000	#	Teachers Insurance & Annuity Association of America, 6.850%, due 12/16/39	704,151
			7,747,734
		Investment Companies: 0.0%
218,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	228,792
			228,792
		Iron/Steel: 0.2%
237,000	S	ArcelorMittal, 7.000%, due 10/15/39	244,164
611,000	S	ArcelorMittal, 9.850%, due 06/01/19	777,824
350,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	367,500
			1,389,488
		Lodging: 0.2%
797,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	817,342
355,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	362,988
			1,180,330
		Machinery - Diversified: 0.0%
305,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	317,963
			317,963
		Media: 1.3%
470,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	499,375
730,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	763,531
145,000		Comcast Corp., 5.900%, due 03/15/16	158,596
714,000		Comcast Corp., 6.300%, due 11/15/17	787,862
223,000	S	Comcast Corp., 6.400%, due 03/01/40	227,424
826,000	#	COX Communications, Inc., 6.250%, due 06/01/18	879,863
212,000	#	COX Communications, Inc., 6.950%, due 06/01/38	230,182
559,000	#	DirecTV Holdings, LLC, 5.200%, due 03/15/20	551,395
160,000	S	Discovery Communications, LLC, 5.625%, due 08/15/19	167,329
255,000	S	DISH DBS Corp., 7.125%, due 02/01/16	261,056
485,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	502,581
395,000	S	News America, Inc., 6.650%, due 11/15/37	416,768
701,000		News America, Inc., 6.900%, due 03/01/19	798,011
1,336,000	S	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,475,357
168,000	S	Time Warner, Inc., 6.200%, due 03/15/40	166,412
75,000		Time Warner, Inc., 7.700%, due 05/01/32	86,808
276,000	S	Viacom, Inc., 4.250%, due 09/15/15	280,216
			8,252,766
		Mining: 0.2%
274,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	330,460
550,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	657,250
			987,710
		Miscellaneous Manufacturing: 0.2%
255,000	#	Bombardier, Inc., 7.500%, due 03/15/18	267,113
255,000	#	Bombardier, Inc., 7.750%, due 03/15/20	267,750
435,000		General Electric Co., 5.250%, due 12/06/17	456,969
			991,832
		Office/Business Equipment: 0.0%
192,000	S	Xerox Corp., 4.250%, due 02/15/15	193,797
90,000	S	Xerox Corp., 5.625%, due 12/15/19	92,682
			286,479
		Oil & Gas: 0.2%
575,000		Newfield Exploration Co., 6.875%, due 02/01/20	582,188
365,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	377,372
470,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	500,550
			1,460,110
		Oil & Gas Services: 0.0%
63,000		Weatherford International Ltd., 9.625%, due 03/01/19	79,844
			79,844

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Packaging & Containers: 0.0%
$150,000		Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13	$159,000
			159,000
		Pipelines: 0.5%
417,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	542,725
360,000		Energy Transfer Partners, 9.700%, due 03/15/19	456,395
345,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	398,481
545,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	559,914
391,000	#	Rockies Express Pipeline LLC, 5.625%, due 04/15/20	385,674
163,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	199,275
460,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	517,667
166,000	#	Williams Partners L.P., 5.250%, due 03/15/20	166,658
			3,226,789
		Real Estate: 0.2%
194,000	S	AvalonBay Communities, Inc., 5.700%, due 03/15/17	204,785
230,000	S	ProLogis, 6.875%, due 03/15/20	227,583
246,000		ProLogis, 7.375%, due 10/30/19	252,956
606,000		Simon Property Group, Inc., 6.750%, due 05/15/14	663,602
			1,348,926
		Retail: 0.3%
521,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	519,565
214,000		CVS Caremark Corp., 6.600%, due 03/15/19	239,666
505,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	565,600
200,000	#	QVC, Inc., 7.500%, due 10/01/19	205,000
600,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	672,000
			2,201,831
		Telecommunications: 1.0%
963,000	S	AT&T, Inc., 6.550%, due 02/15/39	1,015,711
136,000	S	British Telecommunications PLC, 5.150%, due 01/15/13	143,895
227,000	S	British Telecommunications PLC, 5.950%, due 01/15/18	233,398
137,000	S	CenturyTel, Inc., 7.600%, due 09/15/39	132,440
252,000	L	Cricket Communications, Inc., 10.000%, due 07/15/15	263,340
525,000		Crown Castle International Corp., 7.125%, due 11/01/19	534,188
594,000		Embarq Corp., 7.995%, due 06/01/36	603,942
180,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	180,900
477,000	#	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	492,503
240,000	L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	246,600
240,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	225,000
280,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	290,500
252,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	257,670
255,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	231,413
154,000	S	Telefonica Emisones SAU, 5.877%, due 07/15/19	165,236
261,000		Telefonica Emisones SAU, 6.421%, due 06/20/16	290,325
447,000		Verizon Communications, Inc., 8.950%, due 03/01/39	608,059
360,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	362,700
			6,277,820
		Total Corporate Bonds/Notes
		(Cost $79,228,136)	83,459,781
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.8%
		Federal Home Loan Mortgage Corporation##: 3.3%
2,340,000		3.000%, due 04/07/15	2,337,494
2,272,000	S	3.125%, due 03/16/15	2,278,316
2,520,000		3.250%, due 04/23/15	2,520,837
751,110	^	4.883%, due 03/15/33	735,336
219,002		4.935%, due 04/01/35	230,073
4,180,232		5.000%, due 08/15/16-04/15/32	4,457,549
3,606,404		5.500%, due 09/15/32-05/15/36	3,829,457
501,000	W	6.000%, due 05/01/37	535,914
4,200,419		6.000%, due 01/15/29-10/15/32	4,546,238
191,720		6.500%, due 11/01/28-12/01/31	211,623
			21,682,837
		Federal National Mortgage Association##: 4.0%
3,203,000	W	4.500%, due 05/01/24-06/01/37	3,244,743
6,123,377		5.000%, due 02/25/29-07/01/37	6,354,626
1,640,000	W	5.500%, due 05/01/37	1,722,513
1,876,000		5.500%, due 05/25/30	2,009,941
1,279,000	W	6.000%, due 06/01/37	1,361,136
6,852,418		6.000%, due 06/01/16-12/25/49	7,425,207
1,541,000	W	6.500%, due 05/01/37	1,665,485
1,036,901		7.000%, due 06/01/29-07/01/32	1,164,219
639,837		7.500%, due 11/01/29-01/25/48	728,584
			25,676,454
		Government National Mortgage Association: 0.5%
13,845		3.125%, due 12/20/29	14,071
55,765		4.375%, due 04/20/28	57,572
727,953		4.500%, due 04/15/39	738,296
441,000		5.000%, due 05/15/34	455,608
193,323		5.500%, due 09/15/38	204,886
83,158		6.500%, due 10/15/31	91,492
858,049		7.000%, due 09/15/24-11/15/24	959,553
745,704		7.500%, due 12/15/23	841,396
			3,362,874
		Total U.S. Government Agency Obligations
		(Cost $49,122,179)	50,722,165

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 6.6%
		U.S. Treasury Notes: 6.6%
$22,256,000	L	0.875%, due 02/29/12	$22,216,896
477,000	S	1.375%, due 02/15/13	474,914
6,620,000	L	1.375%, due 03/15/13	6,583,279
2,401,000	L	2.375%, due 02/28/15	2,385,257
20,000	S	2.500%, due 03/31/15	19,955
192,000	S	2.625%, due 06/30/14	194,895
2,244,000	L	3.625%, due 02/15/20	2,206,485
8,934,000	S	4.375%, due 11/15/39	8,451,010
		Total U.S. Treasury Obligations
		(Cost $42,666,369)	42,532,691
ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 1.0%
389,000	#	Bank of America Auto Trust, 1.390%, due 03/15/14	389,617
361,000	#	Bank of America Auto Trust, 1.670%, due 12/15/13	363,828
563,000	#	Bank of America Auto Trust, 3.030%, due 10/15/16	579,701
327,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	340,646
537,000		CarMax Auto Owner Trust, 1.740%, due 04/15/14	539,782
216,000		CarMax Auto Owner Trust, 2.400%, due 04/15/15	216,140
362,000		CarMax Auto Owner Trust, 2.820%, due 12/15/14	363,768
429,000		CarMax Auto Owner Trust, 5.810%, due 12/16/13	459,967
321,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	327,740
550,000		Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	564,854
366,000		Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	383,651
54,000		Honda Auto Receivables Owner Trust, 1.250%, due 10/21/13	53,984
92,000		Honda Auto Receivables Owner Trust, 1.980%, due 05/23/16	92,222
241,000		Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	245,563
376,000		Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	397,377
216,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	219,229
285,000		Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	287,839
208,000		Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	210,072
388,000		Volkswagen Auto Loan Enhanced Trust, 1.310%, due 01/20/14	388,882
			6,424,862
		Credit Card Asset-Backed Securities: 0.4%
659,000		Chase Issuance Trust, 5.160%, due 04/16/18	720,619
1,259,000		Citibank Credit Card Issuance Trust, 5.300%, due 03/15/18	1,384,912
488,000		Discover Card Master Trust, 5.650%, due 03/16/20	535,528
			2,641,059
		Home Equity Asset-Backed Securities: 0.0%
153,045		Merrill Lynch Mortgage Investors Trust, 0.606%, due 07/25/34	111,478
46		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	46
			111,524
		Other Asset-Backed Securities: 0.5%
98,640		Amortizing Residential Collateral Trust, 0.496%, due 05/25/32	51,786
500,000	#	Carlyle High Yield Partners, 0.620%, due 08/11/16	474,375
55,261		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.846%, due 07/25/33	49,213
229		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	226
610,402		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	597,218
634,406		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	462,045
459,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	442,654
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	179,910
412,125		Equity One, Inc., 5.050%, due 09/25/33	361,934
927,000	I, X	Hudson Mezzanine Funding, 1.004%, due 06/12/42	—
17,641		Residential Asset Mortgage Products, Inc., 0.866%, due 06/25/33	10,982
291,880		Structured Asset Securities Corp., 4.910%, due 06/25/33	216,274
			2,846,617
		Total Asset-Backed Securities
		(Cost $13,380,251)	12,024,062
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%
1,154,071		American Home Mortgage Investment Trust, 0.626%, due 11/25/45	330,634
223,671		Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	225,589
510,000		Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	521,215
630,000		Banc of America Commercial Mortgage, Inc., 5.179%, due 09/10/47	656,590
1,175,568		Banc of America Funding Corp., 5.500%, due 03/25/36	1,039,266
172,521		Bear Stearns Alternative-A Trust, 0.566%, due 07/25/34	121,159
704,100		Chase Mortgage Finance Corp., 5.500%, due 11/25/35	665,651
1,100,000		Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49	1,097,424
29,344,802	#, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.086%, due 12/11/49	236,320
820,000		Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	886,961
1,090,000	#	Commercial Mortgage Pass-through Certificates, 0.730%, due 07/16/34	1,037,152
970,000		Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	971,632
285,330		Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 04/25/35	57,835

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$302,170		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	$308,589
	380,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	361,894
	1,190,054		GMAC Mortgage Corp. Loan Trust, 5.260%, due 03/18/35	1,008,331
	136,278		GMAC Mortgage Corp. Loan Trust, 5.399%, due 11/19/35	119,307
	280,000		Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	281,667
	950,000		Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	925,592
	1,110,000		Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,081,145
	320,000		Greenwich Capital Commercial Funding Corp., 5.886%, due 07/10/38	343,766
	1,130,000		Greenwich Capital Commercial Funding Corp., 5.886%, due 07/10/38	1,153,834
	570,000		GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	565,280
	870,000	#	GS Mortgage Securities Corp. II, 5.861%, due 07/12/38	917,539
	1,095,959		GSAA Trust, 5.242%, due 05/25/35	1,032,207
	352,515		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	316,935
	256,869		Homebanc Mortgage Trust, 1.106%, due 08/25/29	160,474
	812,099		JP Morgan Mortgage Trust, 5.290%, due 07/25/35	772,759
	69,150,324	^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.156%, due 02/15/51	474,378
	142,809		JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	142,867
	970,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.180%, due 12/15/44	1,005,434
	910,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	888,921
	880,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	880,339
	31,023		JPMorgan Chase Commercial Mortgage Securities Corp., 5.832%, due 04/15/45	31,277
	12,611		JPMorgan Commercial Mortgage Finance Corp., 7.371%, due 08/15/32	12,660
	987,973		JPMorgan Mortgage Trust, 4.779%, due 07/25/35	904,704
	1,000,784		JPMorgan Mortgage Trust, 5.290%, due 07/25/35	935,506
	310,000		LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	318,120
	610,000		LB-UBS Commercial Mortgage Trust, 5.223%, due 06/15/29	627,565
	1,030,000		LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	1,049,403
	1,010,000		LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	980,211
	930,000		LB-UBS Commercial Mortgage Trust, 5.883%, due 06/15/38	978,502
	1,135,751	#	LVII Resecuritization Trust, 5.728%, due 11/27/37	1,150,658
	19,959		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	17,652
	145,345		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	139,484
	17,249,011	#, ^	Merrill Lynch Mortgage Trust, 0.365%, due 08/12/43	335,317
	560,000		Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	568,732
	89,095		MLCC Mortgage Investors, Inc., 0.566%, due 01/25/29	74,332
	339,986		Morgan Stanley Capital I, 5.037%, due 01/14/42	354,301
	528,000		Morgan Stanley Capital I, 5.185%, due 11/14/42	554,976
	60,000		Morgan Stanley Capital I, 5.731%, due 07/12/44	62,017
	104,062		Sequoia Mortgage Trust, 0.510%, due 01/20/35	86,821
	1,209,396		Structured Adjustable Rate Mortgage Loan Trust, 5.500%, due 11/25/34	1,110,262
	167,311		Structured Asset Mortgage Investments, Inc., 0.477%, due 04/19/35	84,883
	380,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	377,894
	1,283,938		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,256,897
	889,308		Wells Fargo Mortgage-Backed Securities Trust, 3.000%, due 10/25/35	777,394
	432,278		Wells Fargo Mortgage-Backed Securities Trust, 4.863%, due 08/25/34	433,468
	1,154,000		Wells Fargo Mortgage-Backed Securities Trust, 5.304%, due 05/25/35	1,084,542
			Total Collateralized Mortgage Obligations
			(Cost $34,612,056)	34,896,264
MUNICIPAL BONDS: 0.0%
			California: 0.0%
	85,000	S	State of California, 7.625%, due 03/01/40	88,584
			Total Municipal Bonds
			(Cost $86,446)	88,584
OTHER BONDS: 0.9%
			Foreign Government Bonds: 0.9%
BRL	8,285,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	4,651,941
	$1,133,000	S, **	Deutsche Bank AG, London-Republic of Indonesia Government International Bond Credit Linked Notes, 13.150%, due 01/25/12	1,158,085
			Total Other Bonds
			(Cost $5,537,025)	5,810,026
			Total Long-Term Investments
			(Cost $579,164,754)	634,902,261

	Shares			Value
SHORT-TERM INVESTMENTS: 9.6%
			Affiliated Mutual Fund: 3.7%
	23,806,000		ING Institutional Prime Money Market Fund - Class I	$23,806,000
			Total Mutual Fund
			(Cost $23,806,000)	23,806,000
			Securities Lending Collateral(cc): 5.9%
	37,118,755		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	37,118,755
	1,627,156	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	1,301,725
			Total Securities Lending Collateral
			(Cost $38,745,911)	38,420,480

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
Total Short-Term Investments
		(Cost $62,551,911)		$62,226,480
Total Investments in Securities
		(Cost $641,716,665)*	107.9%	$697,128,741
		Other Assets and Liabilities - Net	(7.9)	(51,293,039)
		Net Assets	100.0%	$645,835,702

	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	I	Illiquid Security
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	**	Structured Note
	BRL	Brazilian Real
	*	Cost for federal income tax purposes is $656,669,560.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$64,646,624
		Gross Unrealized Depreciation		(24,187,443)
		Net Unrealized Appreciation		$40,459,181

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$395,093,170	$—	$—	$395,093,170
Real Estate Investment Trusts	9,539,086	—	—	9,539,086
Preferred Stock	—	514,042	222,390	736,432
Corporate Bonds/Notes	—	83,403,781	56,000	83,459,781
U.S. Government Agency Obligations	—	50,722,165	—	50,722,165
U.S. Treasury Obligations	—	42,532,691	—	42,532,691
Asset-Backed Securities	—	11,972,276	51,786	12,024,062
Collateralized Mortgage Obligations	—	33,383,712	1,512,552	34,896,264
Municipal Bonds	—	88,584	—	88,584
Other Bonds	—	4,651,941	1,158,085	5,810,026
Short-Term Investments	60,924,755	—	1,301,725	62,226,480
Total Investments, at value	$465,557,011	$227,269,192	$4,302,538	$697,128,741
Other Financial Instruments+:
Forward foreign currency contracts	—	26,925	—	26,925
Futures	135,938	—	—	135,938
Swaps, at value	—	311,442	—	311,442
Total Assets	$465,692,949	$227,607,559	$4,302,538	$697,603,046

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(39,665)	$—	$(39,665)
Futures	(72,228)	—	—	(72,228)
Swaps, at value	—	(594,789)	—	(594,789)
Total Liabilities	$(72,228)	$(634,454)	$—	$(706,682)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$225,000	$—	$—	$—	$(2,610)	$—	$—	$222,390
Corporate Bonds/Notes	4,972,576	—	—	104	—	8,103	—	(4,924,784)	55,999
Asset-Backed Securities	52,561	—	(2,436)	5	1	1,656	—	—	51,787
Collateralized Mortgage Obligations	1,221,544	351,470	(73,698)	238	—	12,998	—	—	1,512,552
Other Bonds	—	1,133,000	—	—	—	25,085	—	—	1,158,085
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$7,548,406	$1,709,470	$(76,134)	$347	$1	$45,232	$—	$(4,924,784)	$4,302,538

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $21,665.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indian Rupee
INR 54,813,074	BUY	4/9/10	$1,196,139	$1,219,971	$23,832
					$23,832
Brazilian Real
BRL 6,176,105	SELL	4/9/10	$3,441,686	$3,466,507	$(24,821)
Brazilian Real
BRL 2,105,241	SELL	4/9/10	1,184,717	1,181,624	3,093
Indonesian Rupiah
IDR 10,822,310,035	SELL	4/9/10	1,172,515	1,187,359	(14,844)
					$(36,572)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Balanced Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Euro-Bund	33	06/08/10	$5,497,920	$30,938
Euro-Schatz	135	06/08/10	19,824,786	22,201
Russell 2000® Mini Index	11	06/18/10	744,810	5,655
S&P 500®	11	06/17/10	3,204,300	60,195
S&P Mid 400 E-Mini	16	06/18/10	1,260,960	13,760
U.S. Treasury 5-Year Note	154	06/30/10	17,685,937	(23,690)
			$48,218,713	$109,059
Short Contracts
Euro-Bobl 5-Year	28	06/08/10	$4,427,780	$448
U.S. Treasury 2-Year Note	28	06/30/10	6,074,688	(1,820)
U.S. Treasury 10-Year Note	116	06/21/10	13,485,000	2,741
U.S. Treasury Long Bond	62	06/21/10	7,199,750	(46,718)
			$31,187,218	$(45,349)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	$(15,506)	$—	$(15,506)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	30,002	32,874	(2,872)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	60,862	64,003	(3,141)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	959,000	205,515	117,616	87,899
							$280,873	$214,493	$66,380

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/10 (%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	0.72	USD	542,000	$15,063	$—	$15,063
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	139,000	(70,385)	(36,317)	(34,068)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	284,000	(143,808)	(80,945)	(62,863)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	241,000	(122,034)	(62,170)	(59,864)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	480,000	(243,056)	(62,139)	(180,916)
								$(564,220)	$(241,571)	$(322,648)

(1)              If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)              If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)              Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)              The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)              The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Equity contracts	$79,610
Credit contracts	(283,347)
Interest rate contracts	(15,900)
Foreign exchange contracts	(12,740)
Total	$(232,377)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010